Going Concern (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern [Text Block] [Abstract]
Retained Earnings (Accumulated Deficit)	$ (9,472,336)	$ (7,004,557)	$ (3,379,393)
Working Capital (Deficit)		$ (577,454)